Income Taxes (Deferred income tax assets and liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Tax loss carryforwards	$ 724	$ 908
Tax credit carryforwards	319	311
Regulatory liabilities - cost of removal	184	195
Derivative instruments	108	145
Other	375	413
Total deferred income tax assets before valuation allowance	1,710	1,972
Total deferred income tax assets after valuation allowance	1,508	1,779
Deferred income tax (liabilities):
Property, plant and equipment	(2,450)	(2,382)
Derivative instruments	(93)	(148)
Other	(385)	(348)
Total deferred income tax liabilities	(2,928)	(2,878)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	209	186
Long-term deferred income tax liabilities	(1,629)	(1,285)
Net deferred income tax liabilities	$ (1,420)	$ (1,099)